VIA EDGAR

                              February 1, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam California Tax Exempt Income Trust (Reg. No. 2-81011)
     (811-3630) (the "Trust") and
     Putnam California Tax Exempt Money Market Fund
     (Reg. No. 33-17211) (811-5333) (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust and the Fund hereby certify that the form of prospectuses and Statements of Additional Information that would have been filed on behalf of the Trust and the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 18 to the Trust's and 11 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 30, 1996.

      Comments or questions concerning this certificate may be directed to at 1-800-225-2465, ext. 1698.

                              Very truly yours,


                              Putnam  Fund

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President

cc:  Joseph T. Turo, Esq.